TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Percentage of Value of Productive Assets
The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

Schedule of Deferred Tax Assets
	December 31,
	2011	2012

Tax loss carry-forwards	$5,269	$4,872
Allowances for doubtful accounts and accruals for employee benefits	93	101
Goodwill	(204)	(151)
Intangible assets	(339)	(389)
Depreciation, accruals for interest and other	759	724

Net deferred tax asset before valuation allowance	5,578	5,157
Valuation allowance	(5,547)	(4,786)

Deferred income taxes, net	$31	$371

Presented as follows:

Long-term assets	$31	$-
Short-term assets	-	371

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
	Year ended December 31,
	2010	2011	2012

Income before taxes on income, net, as reported in the statements of operations from continuing operations	$223	$397	$2,102

Tax rates	25%	24%	25%

Theoretical tax expense (benefit)	$56	$95	$526

Increase in taxes resulting from:

Effect of different tax rates	21	19	25
U.S. state tax	8	8	26
Utilization of carry-forward tax losses for which valuation allowance was provided	(16)	(2)	(380)
Taxes in respect of previous years as a result of court ruling	-	-	1,415
Changes in provision for uncertain tax positions	25	17	(362)
Change in valuation allowance	-	-	(340)
Deferred taxes for which valuation allowance was provided	(64)	(127)	(174)
Others	17	-	-

Taxes on income, net, as reported in the statements of operations	$47	$10	$736

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2010	2011	2012

Domestic	$86	$225	$1,808
Foreign	137	172	294

	$223	$397	$2,102

Schedule of Components of Income Taxes
	Year ended December 31,
	2010	2011	2012

Current taxes	$30	$8	$26
Deferred taxes	2	2	(340)
Taxes in respect of previous years as a result of court ruling	15	-	1,050

	$47	$10	$736

Foreign	$47	$10	$57

Reconciliation of Total Unrecognized Tax Benefits
	December 31,
	2011	2012

Balance as of beginning of the year	$654	$632
Additions based on tax positions taken during the current period	6	3
Decrease based on tax positions taken during the current period	-	(535)
Foreign currency translation differences and interest related to the unrecognized tax liabilities from previous years	(28)	-

Balance at the end of the year	$632	$100